Document and Entity Information	Oct. 20, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	AMGEN INC
Amendment Flag	false
Entity Central Index Key	0000318154
Document Type	8-K
Document Period End Date	Oct. 20, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-37702
Entity Tax Identification Number	95-3540776
Entity Address, Address Line One	One Amgen Center Drive
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320
City Area Code	(805)
Local Phone Number	447-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	AMGN
Security Exchange Name	NASDAQ
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2026
Trading Symbol	AMGN26
Security Exchange Name	NASDAQ